Employee Benefit Plans - Pension Plan Investment Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Jan. 29, 2015	Dec. 31, 2014	Dec. 31, 2013
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 4,689	$ 4,713	$ 4,942	$ 4,721
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,014		997	930
Fair Value, Measurements, Recurring | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4,689		4,942
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,473		1,468
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	132		132
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	318		342
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,181		1,344
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	450		438
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. Government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	20		59
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	726		724
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	39		32
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	60		70
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	77		91
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Other Assets Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	213		242
Fair Value, Measurements, Recurring | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	936		997
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	538		557
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	136		205
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	177
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value			154
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	5		13
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Other Assets Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	80		68
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,115		2,108
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,473		1,468
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	132		132
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	450		438
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	60		70
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	432		580
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	375		432
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	52		75
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value			60
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	5		13
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,361		2,592
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	318		342
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,181		1,344
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | U.S. Government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	20		59
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	726		724
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	39		32
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	77		91
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	405		329
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	163		125
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	84		130
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	158
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value			74
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0		0
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	19		20
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	19
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 19		$ 20	$ 19